Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties [Line Items]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION, AND RISKS AND UNCERTAINTIES

1. BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION, AND RISKS AND UNCERTAINTIES

Organization and Operations

Adaptin Bio, Inc., a Delaware corporation, was founded as Centaur Bio Inc. in 2021 and changed its name in 2024 to Adaptin Bio, Inc. and then again in 2025 to Adaptin Bio Operating Corporation (“Private Adaptin”).

On February 11, 2025, Unite Acquisition 1 Corp’s (“Unite”) wholly owned subsidiary, Adaptin Acquisition Co., a Delaware corporation formed on January 30, 2025, merged with and into Private Adaptin. Pursuant to this transaction (the “Merger”), Private Adaptin was the surviving corporation and became a wholly owned subsidiary of Unite, and all of the outstanding common stock of Private Adaptin was converted into 3,249,999 shares of Unite’s common stock.

As a result, Unite ceased to be a shell company and will continue as a public reporting company under the new name, Adaptin Bio, Inc. (the “Company”). Concurrent with the consummation of the Merger, Private Adaptin changed its name to “Adaptin Bio Operating Corporation”. The Company is dedicated to the development and commercialization of products utilizing novel technology that enhances the delivery of drugs and other compounds to the brain and other tissues for a variety of indications. The Company’s novel technology was originally developed by researchers in the Department of Neurosurgery at Duke University and licensed by the Company in 2023. The Company’s technology is engineered to facilitate the transport of therapeutics to tissues of interest, including the brain, potentially generating improved treatments for solid tumors and central nervous system (“CNS”) disorders.

The Merger was accounted for as a reverse recapitalization as Private Adaptin was determined to be the accounting acquirer under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). Please refer to Note 4 - Reverse Recapitalization for additional details of the Merger.

Upon the completion of the Merger between Private Adaptin and Unite, the share, per share value and net loss per share in the accompanying condensed consolidated financial statements for each of the three months ended March 31, 2025 and 2024 were retroactively recast to reflect the exchange ratio pursuant to the Merger.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed consolidated financial statements of the Company as of March 31, 2025 and for the three months then ended. The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the operating results for the full year ending December 31, 2025 or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and related disclosures of Unite as of December 31, 2024 and for the year then ended, which were filed with the Securities and Exchange Commission (“SEC”) on April 15, 2025 as part of the Company’s Annual Report on Form 10-K (the “Annual Report”) and the audited financial statements and related disclosures of Private Adaptin as of December 31, 2024 and for the year then ended, which were included as Exhibit 99.1 within the Form 8-K/A filed by the Company on April 15, 2025 with the SEC.

Significant Risks and Uncertainties

The Company is subject to challenges and risks specific to its business and its ability to execute on its strategy, as well as risks and uncertainties common to companies in the pharmaceutical industry, including, without limitation, risks and uncertainties associated with: its ability to raise additional money to fund its operations for at least the next twelve months as a going concern; its ability to develop its current or any future product candidate; obtaining marketing approval of its product candidate; delays or problems in the supply of its study drug or failure to comply with manufacturing regulations; pharmaceutical product development and the inherent uncertainty of clinical success; the challenges of protecting and enhancing its intellectual property rights and complying with applicable regulatory requirements; and the other risk factors set forth in the Company’s filings with the SEC.

Further, the Company may be impacted by general economic, political, and market conditions, including overall fluctuations in the financial markets in the U.S. and abroad.

Unite Acquisition 1 Corp. [Member]
Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties [Line Items]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION, AND RISKS AND UNCERTAINTIES

Note 1. Nature of Operations

Unite Acquisition 1 Corp, (the “Company”) was incorporated in the State of Delaware on March 10, 2022. The Company’s management has chosen December 31 for its fiscal year end.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective is to achieve long-term growth potential through a combination with a business, rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry, or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officer and director of the Company.

In conjunction with the Merger (see Note 8) in 2025 the Company changed its name to Adaptin Bio, Inc. The Company is dedicated to the development and commercialization of products utilizing novel technology that enhances the delivery of drugs and other compounds to the brain and other tissues for a variety of indications.